Shareholder Fees - FidelityTotalInternationalIndexFund-PRO	Dec. 30, 2024 USD ($)
FidelityTotalInternationalIndexFund-PRO | Fidelity Total International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none